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                                                               [LOGO OF MetLife]

May 3, 2018

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Metropolitan Life Insurance Company
     Paragon Separate Account B
     File Nos. 333-133671/811-07534
     (Deutsche C, MetFlex GVUL C and Multi Manager C, Morgan Stanley, Putnam, MFS and Multi Manager III)
     Rule 497(j) Certification
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Ladies and Gentlemen:

On behalf of Metropolitan Life Insurance Company (the "Company") and Paragon Separate Account B (the "Separate Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the forms of the Prospectuses, Supplements, and Statements of Additional Information ("SAI"), each dated April 30, 2018 being used for certain variable universal life insurance policies offered by the Company through the Separate Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectuses, Supplements, and SAI contained in Post-Effective Amendment No. 19 for the Separate Account filed electronically with the Securities and Exchange Commission on April 30, 2018.

If you have any questions, please contact me at (212) 578-9631.

Sincerely,

/s/ Heather Harker

Heather Harker
Assistant General Counsel
Metropolitan Life Insurance Company